SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 18 -     SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Provision for doubtful Accounts

Balance, as of December 31, 2016	338	302
Additions	154	361
Deductions	(186)	(40)

Balance, as of December 31, 2017	306	623
Additions	214	135
Deductions	(235)	(482)

Balance, as of December 31, 2018	$285	$276
Additions	115	84
Deductions	(165)	(46)

Balance, as of December 31, 2019	$235	$314